FAIR VALUE MEASUREMENT - Foreign currency forward and collar contracts (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) $ / $ ₽ / $ R$ / $ $ / $	Dec. 31, 2020 USD ($)
Derivative Contracts
Financial Instruments
Unrealized gain (loss) recorded in AOCI	$ 26.9	$ 2.2
Foreign currency forward and collar contracts
Financial Instruments
Unrealized gain (loss) recorded in AOCI	(3.5)	(2.5)
Brazilian real zero cost collar contracts
Financial Instruments
Unrealized gain (loss) recorded in AOCI	(3.8)	(5.8)
Brazilian real zero cost collar contracts | 2022
Financial Instruments
Foreign currency net working capital	105.6
Brazilian real zero cost collar contracts | 2023
Financial Instruments
Foreign currency net working capital	68.4
Brazilian real zero cost collar contracts | 2024
Financial Instruments
Foreign currency net working capital	27.6
Brazilian real zero cost collar contracts | From 2022 to 2024
Financial Instruments
New derivative contracts	93.6
Canadian dollar forward buy contracts
Financial Instruments
Unrealized gain (loss) recorded in AOCI	1.3	2.2
Canadian dollar forward buy contracts | 2022
Financial Instruments
Foreign currency net working capital	$ 50.4
Average price | $ / $	1.31
Canadian dollar forward buy contracts | 2023
Financial Instruments
Foreign currency net working capital	$ 15.0
Average price | $ / $	1.29
Canadian dollar forward buy contracts | From 2022 to 2023
Financial Instruments
Average price | $ / $	1.28
New derivative contracts	$ 53.4
Chilean peso zero cost collar contracts
Financial Instruments
Unrealized gain (loss) recorded in AOCI	(1.4)	0.0
Chilean peso zero cost collar contracts | 2022
Financial Instruments
Foreign currency net working capital	63.6
Chilean peso zero cost collar contracts | 2023
Financial Instruments
Foreign currency net working capital	42.0
Chilean peso zero cost collar contracts | From 2022 to 2023
Financial Instruments
New derivative contracts	105.6
Russian rouble zero cost collar contracts
Financial Instruments
Unrealized gain (loss) recorded in AOCI	0.4	$ 1.1
Russian rouble zero cost collar contracts | 2022
Financial Instruments
Foreign currency net working capital	46.8
Russian rouble zero cost collar contracts | 2023
Financial Instruments
Foreign currency net working capital	33.6
Russian rouble zero cost collar contracts | 2024
Financial Instruments
Foreign currency net working capital	9.0
Russian rouble zero cost collar contracts | From 2022 to 2024
Financial Instruments
New derivative contracts	$ 33.0
Put | Brazilian real zero cost collar contracts | 2022
Financial Instruments
Average price | R$ / $	4.79
Put | Brazilian real zero cost collar contracts | 2023
Financial Instruments
Average price | R$ / $	5.13
Put | Brazilian real zero cost collar contracts | 2024
Financial Instruments
Average price | R$ / $	5.55
Put | Brazilian real zero cost collar contracts | From 2022 to 2024
Financial Instruments
Average price | R$ / $	5.29
Put | Chilean peso zero cost collar contracts | 2022
Financial Instruments
Average price | $ / $	760
Put | Chilean peso zero cost collar contracts | 2023
Financial Instruments
Average price | $ / $	810
Put | Chilean peso zero cost collar contracts | From 2022 to 2023
Financial Instruments
Average price | $ / $	780
Put | Russian rouble zero cost collar contracts | 2022
Financial Instruments
Average price | ₽ / $	74.5
Put | Russian rouble zero cost collar contracts | 2023
Financial Instruments
Average price | ₽ / $	76.2
Put | Russian rouble zero cost collar contracts | 2024
Financial Instruments
Average price | ₽ / $	80.0
Put | Russian rouble zero cost collar contracts | From 2022 to 2024
Financial Instruments
Average price | ₽ / $	75.7
Call | Brazilian real zero cost collar contracts | 2022
Financial Instruments
Average price | R$ / $	6.78
Call | Brazilian real zero cost collar contracts | 2023
Financial Instruments
Average price | R$ / $	7.34
Call | Brazilian real zero cost collar contracts | 2024
Financial Instruments
Average price | R$ / $	9.01
Call | Brazilian real zero cost collar contracts | From 2022 to 2024
Financial Instruments
Average price | R$ / $	7.78
Call | Chilean peso zero cost collar contracts | 2022
Financial Instruments
Average price | $ / $	992
Call | Chilean peso zero cost collar contracts | 2023
Financial Instruments
Average price | $ / $	1,040
Call | Chilean peso zero cost collar contracts | From 2022 to 2023
Financial Instruments
Average price | $ / $	1,011
Call | Russian rouble zero cost collar contracts | 2022
Financial Instruments
Average price | ₽ / $	97.5
Call | Russian rouble zero cost collar contracts | 2023
Financial Instruments
Average price | ₽ / $	99.2
Call | Russian rouble zero cost collar contracts | 2024
Financial Instruments
Average price | ₽ / $	104.6
Call | Russian rouble zero cost collar contracts | From 2022 to 2024
Financial Instruments
Average price | ₽ / $	97.5